UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

SPECIAL VALUE OPPORTUNITIES FUND, LLC

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2011 - JUNE 30, 2012

ITEM 1. PROXY VOTING RECORD.

Issuer Name: Doral Financial Corp.
Ticker:	DRL
CUSIP:	25811P886
Meeting Date: June 13, 2012	Meeting Type:	Annual

				Mgmt	Vote
	Proposal		Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Dennis G. Buchert		Issuer	For	For
	James E. Gilleran		Issuer	For	For
	Douglas L. Jacobs		Issuer	For	For
	David E. King		Issuer	For	For
	Gerard L. Smith		Issuer	For	For
	Glen R. Wakeman		Issuer	For	For

2	Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm for 2012:		Issuer	For	For

3	Advisory Vote on the Compensation of Our:
	Named Executive Officers		Issuer	For	For

Issuer Name: Hawaiian Telcom Holdco, Inc.
Ticker:	HCOM
CUSIP:	420031-106
Meeting Date: May 11, 2012		Meeting Type:	Annual

					Mgmt	Vote
	Proposal			Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut			Issuer	For	For
	Kurt M. Cellar			Issuer	For	For
	Walter A. Dods, Jr.			Issuer	For	For
	Warren H. Haruki			Issuer	For	For
	Steven C. Oldham			Issuer	For	For
	Bernard R. Phillips III			Issuer	For	For
	Eric K. Yeaman			Issuer	For	For

4	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2012:

				Issuer	For	For

Issuer Name: Online Resources Corporation
Ticker:	ORCC
CUSIP:	68273G-101
Meeting Date:	June 13, 2012	Meeting Type: Annual

				Mgmt	Vote
	Proposal		Proposed By	Rec	Cast

1	Elect the following nominees to the Class III Directors of the Company

	John C. Dorman		Issuer	For	For
	Edward D. Horowitz		Issuer	For	For
	Bruce A. Jaffe		Issuer	For	For

2	To ratify KPMG LLP as independent auditors for the year ending December 31, 201		Issuer	For	For

3	Advisory vote to approve named executive officer Compensation		Issuer	For	For

4	Amendment to the Company’s amended and restated 2005 restricted stock and option plan to increase the maximum number of authorized shares reserved under and subject to the plan		Issuer	For	For

Issuer Name: International Wire Group, Inc.
Ticker: ITWG
CUSIP: 460586100
Meeting Date: July 21, 2011	Meeting Type: Annual

		Mgmt	Vote
Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

Rodney D. Kent*	Issuer	For	For
Hugh Steven Wilson*	Issuer	For	For
Peter Blum*	Issuer	For	For
David M. Gilchrist, Jr.*	Issuer	For	For
Peter Reed*	Issuer	For	For
Philip Raygorodetsky*	Issuer	For	For
Rodney D. Kent**	Issuer	For	For
Hugh Steven Wilson**	Issuer	For	For
Peter Blum**	Issuer	For	For
David M. Gilchrist, Jr.**	Issuer	For	For
Peter Reed**	Issuer	For	For
Philip Raygorodetsky**

*	Nominees for International Wire Group Holdings, Inc
**	Nominees for International Wire Group, Inc

3	To approve an amendment to the articles of incorporation

	International Wire Group Holdings, Inc.	Issuer	For	For

4	To approve an amendment to the articles of incorporation International Wire Group, Inc.	Issuer	For	For

5	To ratify the selection of Deloitte & Touche LLP as independent Auditors of International Wire Group Holdings, Inc.	Issuer	For	For

6	To ratify the selection of Deloitte & Touche LLP as independent Auditors of International Wire Group, Inc.	Issuer	For	For

Issuer Name: International Wire Group, Inc.
Ticker:	ITWG
CUSIP:	460586100
Meeting Date:	June 14, 2012	Meeting Type: Annual

				Mgmt	Vote
	Proposal		Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

	Rodney D. Kent*		Issuer	For	For
	Hugh Steven Wilson*		Issuer	For	For
	Peter Blum*		Issuer	For	For
	David M. Gilchrist, Jr.*		Issuer	For	For
	Peter Reed*		Issuer	For	For
	Philip Raygorodetsky*		Issuer	For	For
	Rodney D. Kent**		Issuer	For	For
	Hugh Steven Wilson**		Issuer	For	For
	Peter Blum**		Issuer	For	For
	David M. Gilchrist, Jr.**		Issuer	For	For
	Peter Reed**		Issuer	For	For
Philip Raygorodetsky**

* Nominees for International Wire Group Holdings, Inc
** Nominees for International Wire Group, Inc

3	To ratify the selection of Deloitte & Touche LLP as independent
	Auditors of International Wire Group Holdings, Inc.		Issuer	For	For

4	To ratify the selection of Deloitte & Touche LLP as independent
	Auditors of International Wire Group, Inc.		Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Elizabeth Greenwood

----------------------------------

Name: Elizabeth Greenwood

Title: Secretary and Chief Compliance Officer

Date: August 27, 2012